Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 830,788	$ 539,536
Short-term deposits	26,009	937
Cash and cash equivalents	$ 856,797	$ 540,473	$ 279,735